Share-based Payment Arrangements - Additional Information (Detail)							1 Months Ended								12 Months Ended
	Dec. 15, 2020 shares	Dec. 10, 2020 shares	Jul. 30, 2019 USD ($) shares	Jul. 30, 2018 USD ($) shares	Feb. 01, 2018 USD ($) shares	Aug. 23, 2017 USD ($) shares	Sep. 30, 2017 shares	Jul. 31, 2016 shares	Jul. 31, 2015 shares	Jul. 31, 2014 shares	Jul. 31, 2013 shares	Jul. 31, 2012 shares	Jul. 31, 2011 shares	Jul. 31, 2010 shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Compensation costs recognized | $															$ 132,200	$ 42,511	$ 451,060
Recognized compensation liabilities, Non-current | $															111,990	184,870
Other Payable
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Recognized compensation liabilities, Current | $															$ 1,073,593	$ 755,787
Employee Share Option Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Option granted	382,406						825,833	1,032,250	2,477,336	680,625	619,250	669,750	910,000	661,000
Share option granted expiration period															10 years
Description of vesting requirements for stock option															No performance conditions were attached to the plan.
Percentage of remaining date of options granted															75.00%
Annual installments date of grant															three years
Issuance of new share capital, shares		20,676,974
Employee Share Option Plan | American Depository Receipts
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Issuance of new share capital, shares		4,135,395
2010 to 2016 Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Percentage of option granted															25.00%
Long Term Incentive Plan Granted in 2017
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Option granted																	20,800
Description of vesting requirements for stock option															The 292,400 bonus entitlement units granted under the 2017 LTIP will be one-third vested each year after the first, second, and third anniversary of the award. The 20,800 bonus entitlement units granted under the 2017 LTIP will be one-half vested each year after the second and third anniversary of the award.
Long term incentive plan bonus entitlement units granted					104,000	1,462,000
Exchange ratio of Taiwan share price to ADS price				5:1
Number of units forfeited															16,867	63,867
Long Term Incentive Plan Granted in 2017 | American Depositary Share
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Long term incentive plan bonus entitlement units granted					20,800	292,400
Long Term Incentive Plan Granted in 2018
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Option granted																	241,142
Description of vesting requirements for stock option															The 241,142 bonus entitlement units granted under the 2018 LTIP will be one-third vested each year after the first, second, and third anniversary of the award. The 491,020 bonus entitlement units granted under the 2019 LTIP will be one-third vested each year after the first, second, and third anniversary of the award.
Long term incentive plan bonus entitlement units granted				241,142
Number of units forfeited															25,644	73,053
Long Term Incentive Plan Granted in 2019
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Option granted																491,020
Description of vesting requirements for stock option						The 491,020 bonus entitlement units granted under the 2019 LTIP will be one-third vested each year after the first, second, and third anniversary of the award.
Long term incentive plan bonus entitlement units granted			491,020
Number of units forfeited															104,070
Long Term Incentive Plans
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date fair value of award | $			$ 2.92	$ 7.90	$ 8.04	$ 5.50
Number of units forfeited															283,501
Reporting date fair value of award | $															$ 1.90	$ 2.03
Recognized total expenses | $															$ 213,636	$ 1,272	$ 838,677